Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Breakdown for Income Taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2024	2023	2022
Current taxes	(39,243)	(54,795)	(47,355)
Deferred taxes	(504)	21,362	11,553
Income taxes	(39,747)	(33,433)	(35,802)

Schedule of Reconciliation between Actual Income Taxes and the Theoretical Income Taxes
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
(€ thousands, except percentages)	2024	2023	2022
Profit before taxes	130,608	169,094	101,081
Theoretical income tax (expense)/benefit - tax rate 24%	(31,346)	(40,583)	(24,259)
Tax effect on:
Non-taxable income/(Non-deductible costs)	4,302	11,454	(8,256)
Differences between foreign tax rates and the theoretical applicable tax rate	133	5,847	10,829
Tax benefit/(expense) relating to prior years	142	2,997	(96)
Deferred tax assets recognized from previous years	14,516	7,425	—
Deferred tax assets not recognized	(8,437)	(4,107)	1,876
Tax on dividends and earnings	(4,655)	(5,613)	(5,366)
Other tax items	(12,476)	(6,363)	(6,934)
Total tax expense, excluding IRAP	(37,821)	(28,943)	(32,206)
Effective tax rate, excluding IRAP	29.0%	17.1%	31.9%
Italian regional income tax expense (IRAP)	(1,926)	(4,490)	(3,596)
Total income tax	(39,747)	(33,433)	(35,802)
Effective tax rate	30.4%	19.8%	35.4%

Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2023	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Business Combination	Exchange differences and other	At December 31, 2024
Deferred tax assets arising on:
Employee benefits	6,030	224	18	—	296	6,568
Property, plant and equipment	8,583	(1,215)	—	—	(496)	6,872
Lease liabilities	103,099	333	—	—	13,167	116,599
Intangible assets	3,379	70	—	—	(233)	3,216
Provision for obsolete inventory	28,959	(1,677)	—		2,069	29,351
Elimination of intercompany margin on inventory	39,701	61	—	—	932	40,694
Provisions	2,368	(817)	—	—	803	2,354
Financial assets	1,448	—	258	—	—	1,706
Tax losses	46,366	4,196	—	—	(374)	50,188
Other	7,165	(2,149)	1,214	—	5,023	11,253
Deferred tax assets (prior to offsetting)	247,098	(974)	1,490	—	21,187	268,801
Offsetting of deferred tax assets	(86,220)					(102,772)
Total deferred tax assets	160,878					166,029

Deferred tax liabilities arising on:
Property, plant and equipment	296	(414)	—	—	1,508	1,390
Right-of-use assets	96,615	83	—	—	12,664	109,362
Intangible assets	46,860	1,647	—	—	(1,407)	47,100
Financial assets fair value	1,817	76	(584)	—	(9)	1,300
Other	14,517	(1,862)	222	—	8,872	21,749
Deferred tax liabilities (prior to offsetting)	160,105	(470)	(362)	—	21,628	180,901
Offsetting of deferred tax liabilities	(86,220)					(102,772)
Total deferred tax liabilities	73,885					78,129

(€ thousands)	At December 31, 2022	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Business Combination	Exchange differences and other	At December 31, 2023
Deferred tax assets arising on:
Employee benefits	4,794	1,564	(297)	86	(118)	6,030
Property, plant and equipment	9,878	(1,401)	—	—	106	8,583
Lease liabilities	59,963	(4,373)	—	46,141	1,368	103,099
Intangible assets	3,229	(65)	—	—	215	3,379
Provision for obsolete inventory	27,647	2,348	—		(1,036)	28,959
Elimination of intercompany margin on inventory	28,447	8,361	—	3,439	(546)	39,701
Provisions	3,647	(223)	(47)	—	(1,009)	2,368
Financial assets	1,596	—	(148)	—	—	1,448
Tax losses	41,622	1,601	—	—	3,143	46,366
Other	503	3,051	(17)	3,091	537	7,165
Deferred tax assets (prior to offsetting)	181,326	10,863	(509)	52,757	2,660	247,098
Offsetting of deferred tax assets	(56,699)					(86,220)
Total deferred tax assets	124,627					160,878

Deferred tax liabilities arising on:
Property, plant and equipment	448	(184)	—	—	32	296
Right-of-use assets	57,156	(7,288)	—	46,132	615	96,615
Intangible assets	45,301	1,370	—	327	(138)	46,860
Financial assets fair value	2,382	45	(210)	—	(400)	1,817
Other	11,946	(4,442)	(2,254)	4,776	4,492	14,517
Deferred tax liabilities (prior to offsetting)	117,233	(10,499)	(2,464)	51,235	4,601	160,105
Offsetting of deferred tax liabilities	(56,699)					(86,220)
Total deferred tax liabilities	60,534					73,885

Schedule of Tax Losses Carried Forward for which No Deferred Tax Assets
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2024	2023
Expiry within 1 year	13,462	15,265
Expiry 1-5 years	36,787	20,793
Expiry over 5 years	39,319	66,384
No expiration	177,010	328,736
Total tax losses carried forward	266,578	431,178